Consolidated Income Statements - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Profit or loss [abstract]
Interest income	¥ 1,780,370	¥ 2,407,045	¥ 2,406,350
Interest expense	397,245	1,090,730	1,137,430
Net interest income	1,383,125	1,316,315	1,268,920
Fee and commission income	1,174,382	1,147,132	1,101,777
Fee and commission expense	201,723	203,822	178,351
Net fee and commission income	972,659	943,310	923,426
Net trading income	237,746	134,069	320,302
Net income (loss) from financial assets and liabilities at fair value through profit or loss	280,012	(21,939)	54,655
Net investment income	153,820	176,464	93,922
Other income	138,223	155,631	505,666
Total operating income	3,165,585	2,703,850	3,166,891
Impairment charges on financial assets	282,486	259,938	119,686
Net operating income	2,883,099	2,443,912	3,047,205
General and administrative expenses	1,679,115	1,696,386	1,679,813
Other expenses	283,879	488,806	575,657
Operating expenses	1,962,994	2,185,192	2,255,470
Share of post-tax profit of associates and joint ventures	36,373	24,031	40,157
Profit before tax	956,478	282,751	831,892
Income tax expense	251,402	51,768	184,306
Net profit	705,076	230,983	647,586
Profit attributable to:
Shareholders of Sumitomo Mitsui Financial Group, Inc.	687,483	200,052	541,932
Non-controlling interests	4,471	18,567	93,779
Other equity instruments holders	¥ 13,122	¥ 12,364	¥ 11,875
Earnings per share:
Basic	¥ 501.73	¥ 145.48	¥ 387.76
Diluted	¥ 501.49	¥ 145.39	¥ 387.49